Finance income	12 Months Ended
Dec. 31, 2025
Finance income.
Finance income
23	Finance income

	For the year ended 31 December
	2025	2024	2023
	USD	USD	USD
Dividend income	189,981	72,748	51,438
Interest income	228	1,613	8,374
	190,209	74,361	59,812